Fair Value Measurements - Schedule of changes in the fair value of warrant liabilities (Detail) - USD ($)		3 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Sep. 29, 2020	Sep. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of warrant liabilities			$ 11,989,334	$ 21,553,334
Rocket Lab USA, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance				3,899,000	$ 1,284,000	$ 1,197,000
Cost of warrants vesting during the period				352,000	198,000
Change in fair value included in earnings				5,126,000	2,417,000	87,000
Ending balance			3,899,000	9,377,000	3,899,000	$ 1,284,000
Private Placement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance
January 1, 2021				8,456,000
Change in fair value of warrant liabilities				7,420,000
Ending balance				15,876,000
Private Placement [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance				8,456,000
Initial measurement	$ 4,373,333
Change in fair value included in earnings		266,667	3,816,000
Ending balance		4,640,000	8,456,000		8,456,000
Warrant Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance
January 1, 2021				24,562,667
Change in fair value of warrant liabilities				21,553,334
Ending balance				46,116,001
Warrant Liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Initial measurement	12,573,333
Change in fair value included in earnings		766,667	11,222,667
Ending balance		13,340,000
Warrant Liabilities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance				24,562,667
Ending balance			24,562,667		24,562,667
Public [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance
January 1, 2021				16,106,667
Change in fair value of warrant liabilities				14,133,334
Ending balance				30,240,001
Public [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance				$ 16,106,667
Initial measurement	$ 8,200,000
Change in fair value included in earnings		50,000	7,406,667
Ending balance		$ 8,700,000	$ 16,106,667		$ 16,106,667